Exhibit 99.7

To Whom It May Concern:

Clayton Services LLC was engaged by Bayview Fund Management LLC as diligence agent to order and review title reports for a population of 480 mortgage loans. Said title reports were obtained and reviewed in the month of September 2017. With respect to these 480 mortgage loans:

I.	General Findings:

1.	As set forth in the title reports:

a.	For 480 mortgage loans, the subject mortgage is recorded in the appropriate recording jurisdiction.

II.	Findings with Respect to Pre-Origination MTG/Non-MTG Liens Only:

1.	As set forth in the title reports:

a.	For 400 mortgage loans, the title/lien search confirms the subject mortgage in expected lien position.

b.	For 46 mortgage loans, the title/lien search does not confirm the subject mortgage in expected lien position, but a clear title policy confirms the lien insured in expected lien position.

c.	For 8 mortgage loans, the title/lien search does not confirm the subject mortgage in expected lien position and a title policy does not confirm the lien insured in expected lien position.

d.	For 26 mortgage loans, the title/lien search does not confirm the subject mortgage in expected lien position and a title policy was unavailable and/or deficient and does not confirm the lien insured in expected lien position.

e.	For 0 mortgage loans, the subject mortgage was released.

III.	Findings with Respect to Potentially Superior Post-Origination HOA Liens Only:

1.	As set forth in the title reports:

a.	For 1 mortgage loans, were there potentially superior post-origination HOA liens/judgments found of record. For those mortgage loans, the total amount of such potentially superior post-origination HOA liens/judgments is $0.00. (No Amounts were provided on Judgment/Liens)

IV.	Findings with Respect to Potentially Superior Post-Origination Municipal Liens Only:

1.	As set forth in the title reports:

a.	For 7 mortgage loans, potentially superior post-origination municipal liens/judgments were found of record. For those mortgage loans, the total amount of such potentially superior post-origination municipal liens/judgments is $17,460.28.